Equity - Voting rights (Details)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [line items]
Double voting right period	2 years
Public sector
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	22.95%
Shareholder ownership percentage of voting rights (as a percent)	29.16%
Employees
Disclosure of classes of share capital [line items]
Shareholder ownership percentage of share capital (as a percent)	7.99%
Shareholder ownership percentage of voting rights (as a percent)	12.05%